Fee income from financial services, net - Disclosure of fee and commission income expense explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fee Income From Financial Services [Abstract]
Accounts maintenance, carriage, transfers, and debit and credit card fees	S/ 755,432	S/ 747,568	S/ 705,188
Income from services (acquirer and issuer role)	733,885	738,177	523,313
Banking services fees	196,985	208,420	248,175
Brokerage and custody services	8,116	5,811	5,836
Others	30,370	36,393	34,438
Funds management	158,928	137,137	153,948
Contingent loans fees	67,045	68,355	70,038
Collection services	55,978	60,648	60,931
Others	18,694	28,757	40,168
Total	2,025,433	2,031,266	1,842,035
Expenses for services (acquirer and issuer role)	(343,038)	(339,846)	(238,997)
Credit cards	(177,492)	(199,464)	(164,722)
Credit card processing commissions	(103,838)	(85,741)	(56,845)
Local banks fees	(71,564)	(58,956)	(50,192)
Credit life insurance premiums	(71,239)	(71,796)	(97,378)
Degital services fees	(53,857)	(19,451)	(16,756)
Foreign banks fees	(25,778)	(26,285)	(24,920)
Registry expenses	(1,865)	(1,466)	(2,046)
Brokerage and custody services	(780)	(675)	(961)
Others	(33,039)	(49,124)	(51,832)
Total	(882,490)	(852,804)	(704,649)
Net	S/ 1,142,943	S/ 1,178,462	S/ 1,137,386